TRADING ASSETS AND LIABILITIES - Trading assets (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial assets	$ 303,076,129	$ 259,515,428
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	14,160,846	11,996,398
Trading securities
Disclosure of financial assets [line items]
Financial assets	11,038,856	9,113,668
Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	11,038,856	9,113,668
Debt securities | Trading securities
Disclosure of financial assets [line items]
Financial assets	4,780,993	4,673,113
Debt securities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	4,780,993	4,673,113
Trading equity securities | Trading securities
Disclosure of financial assets [line items]
Financial assets	5,123,939	3,523,121
Trading equity securities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	5,123,939	3,523,121
Derivatives
Disclosure of financial assets [line items]
Financial assets	1,290,144	1,084,032
Derivatives | Trading securities
Disclosure of financial assets [line items]
Financial assets	1,133,924	917,434
Derivatives | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	$ 1,133,924	$ 917,434